ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 4)	Dec. 31, 2012
Pactera Japan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
DMK International
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Hisoft Dalian
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Systems Holdings
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Holdings
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Shenzhen
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Beijing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Hisoft Envisage
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Chengdu
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Singapore
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Wave
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Wuxi
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
AllianceSPEC
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Wuxi Training Centre
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Horizon Information
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
ISL
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Jinxin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
NouvEON
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HURO
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Logoscript
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Glory
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Bearing Point
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Shenzhen Information
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Beijing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo BVI
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Japan
Subsidiaries and variable interest entity
Percentage of legal ownership	99.90%
VanceInfo US
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Shanghai
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Tianjin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Shanghai Creative
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Malaysia
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Shenzhen
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Nanjing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Teleservices
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Consultants
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Taiwan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Shanghai
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Financial Service
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Data
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing Viatt
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Technology
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Data
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Dongguan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Australia
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing DPC
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing KPW
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Singapore
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Financial Solutions
Subsidiaries and variable interest entity
Percentage of legal ownership	83.50%
Sunwin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Airsoft
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Creative Software
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Nanjing Training Center
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%